Income Taxes - Income Before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Before Income Taxes
United States	$ 4,366	$ 4,399	$ 3,815
International	2,687	2,424	3,211
Income before income taxes	$ 7,053	$ 6,823	$ 7,026